General Information and Summary (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination description

The Trust will be terminated on December 31, 2026, unless terminated earlier upon the occurrence of one of the following: (1) beneficial owners holding more than 50% of the outstanding units notify the Managing Owner to dissolve the Trust as of a specific date; (2) 120 days after the filing of a bankruptcy petition by or against the Managing Owner, unless the bankruptcy court approves the sale and assignment of the interests of the Managing Owner to a purchaser/assignor that assumes the duties of the Managing Owner; (3) 120 days after the notice of the retirement, resignation, or withdrawal of the Managing Owner, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (4) 90 days after the insolvency of the Managing Owner or any other event that would cause the Managing Owner to cease being managing owner of the Trust, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (5) dissolution of the Managing Owner; (6) insolvency or bankruptcy of the Trust; (7) a decrease in the net asset value to less than $2,500,000; (8) a decline in the net asset value per unit to $50 or less; (9) dissolution of the Trust; or (10) any event that would make it unlawful for the existence of the Trust to be continued or require dissolution of the Trust.

Trust termination date	2026-12-31
Initial acceptance fee to US Bank	$ 120,000
Management fee to US Bank	25,000
Distribution fee per distribution to US Bank	25,000
Hourly fee rate at execution of agreement to US Bank	350
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percent of ownership interest by beneficial owners to determine termination of the trust	50.00%
Filing of Bankruptcy Petition by or Against Managing Owner [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination period	120 days
Insolvency of Managing Owner [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination period	90 days
Retirement, Resignation or Withdrawal of Managing Owner [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination period	120 days
Decrease in Net Assets Value [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination, net asset value of Trust	$ 2,500,000
Decrease in Net Asset Value Per Unit [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Trust termination, net asset value of Trust per unit	$ 50.0